CONTRACTUAL COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of operating and finance leases

	US Dollars
Figures in millions	2025	2024	2023

Capital commitments
Acquisition of tangible assets
Contracted for	378	224	141
Not contracted for	811	345	392
Authorised based on Group’s approval framework (1)	1,189	569	533
Allocated to:
Non-sustaining capital
- within one year	260	289	240
- thereafter	253	—	74
	513	289	314
Sustaining capital
- within one year	666	280	205
- thereafter	9	—	14
	675	280	219

Share of underlying capital commitments of joint ventures included above	—	—	—

Purchase obligations
Contracted for
- within one year	741	640	428
- thereafter	945	595	271
	1,686	1,235	699
(1)Capital commitments increased in 2025 mainly due to sustaining capital for Sukari, and project capital for tailings storage facilities and Block 3 execution at Siguiri.